INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.            INTANGIBLE ASSETS, NET

The carry amounts of intangible assets, as of December 31, 2024 and 2025, consist of the below:

	December 31, 2024				December 31, 2025
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	2,746	(2,746)	—	—	2,866	(2,866)	—	—
- Branding	6,472	(3,937)	—	2,535	6,755	(4,785)	—	1,970
- Members	20	(20)	—	—	20	(20)	—	—
- Software	72	(72)	—	—	75	(75)	—	—
- Internal use software	2,474	(2,474)	—	—	2,474	(2,474)	—	—
	$13,126	$(9,361)	$(1,020)	$2,745	$13,532	$(10,332)	$(1,020)	$2,180

The total amortization expenses incurred for the years ended December 31, 2023, 2024 and 2025 were $1,897, $779 and $657, respectively. The estimated amortization expense for intangible assets in each of the next five years and thereafter are $676, $676, $618, $nil and $nil, respectively. No impairment loss was recognized for intangible assets for the years ended December 31, 2023, 2024 and 2025.